LONG-TERM DEBT, NET (2021 5.000% Studio City Notes) - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	May 20, 2021	Jan. 14, 2021	Dec. 31, 2021	Dec. 31, 2020
Long-term Debt [Line Items]
Total long-term debt			$ 2,100,128	$ 1,600,129
2021 5.000% Studio City Notes, due 2029 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Interest rate per annum	5.00%	5.00%
Net assets restricted from distribution			$ 964,000
2021 5.000% Studio City Notes, due 2029 [Member] | Senior Notes [Member] | Prior to January 15, 2024 [Member]
Long-term Debt [Line Items]
Maximum redeemable percentage of principal prior to a specific date for partial redemption with net cash proceeds from equity offerings at a fixed redemption price	35.00%	35.00%
2021 5.000% Studio City Notes, due 2029 [Member] | First 2021 5.000% Studio City Notes [Member]
Long-term Debt [Line Items]
Total long-term debt		$ 750,000
Purchase price as percentage of principal		100.00%
Maturity date			Jan. 15, 2029
2021 5.000% Studio City Notes, due 2029 [Member] | Additional 2021 5.000% Studio City Notes [Member]
Long-term Debt [Line Items]
Total long-term debt	$ 350,000
Purchase price as percentage of principal	101.50%
Maturity date			Jan. 15, 2029